Fair Value (Quantitative Information About Level 3 Fair Value Measurements-Recurring) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
FDIC True-Up Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Discounted cash flow
Consideration Holdback Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Discounted cash flow
Derivative liabilities - non qualifying [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Market Comparables(1)
Available-For-Sale Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Discounted cash flow
Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Discounted cash flow
FDIC Receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Discounted cash flow
Minimum [Member] | FDIC True-Up Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	4.10%
Minimum [Member] | Consideration Holdback Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	3.00%
Fair value measurements, payment probability	0.00%
Minimum [Member] | Available-For-Sale Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	0.00%
Fair value measurements, prepayment rate	2.70%
Fair value measurements, default rate	0.00%
Fair value measurements, loss severity	0.20%
Minimum [Member] | Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	0.00%
Fair value measurements, prepayment rate	2.50%
Fair value measurements, default rate	0.00%
Fair value measurements, loss severity	3.80%
Minimum [Member] | FDIC Receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	7.80%
Fair value measurements, prepayment rate	2.00%
Fair value measurements, default rate	6.00%
Fair value measurements, loss severity	20.00%
Maximum [Member] | FDIC True-Up Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	4.10%
Maximum [Member] | Consideration Holdback Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	3.00%
Fair value measurements, payment probability	100.00%
Maximum [Member] | Available-For-Sale Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	94.50%
Fair value measurements, prepayment rate	20.80%
Fair value measurements, default rate	9.50%
Fair value measurements, loss severity	83.50%
Maximum [Member] | Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	19.90%
Fair value measurements, prepayment rate	22.40%
Fair value measurements, default rate	5.90%
Fair value measurements, loss severity	39.00%
Maximum [Member] | FDIC Receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	18.40%
Fair value measurements, prepayment rate	14.00%
Fair value measurements, default rate	36.00%
Fair value measurements, loss severity	65.00%
Weighted Average [Member] | FDIC True-Up Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	4.10%
Weighted Average [Member] | Consideration Holdback Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	3.00%
Fair value measurements, prepayment rate	53.80%
Weighted Average [Member] | Available-For-Sale Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	6.40%
Fair value measurements, prepayment rate	9.20%
Fair value measurements, default rate	4.10%
Fair value measurements, loss severity	36.40%
Weighted Average [Member] | Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	6.30%
Fair value measurements, prepayment rate	11.50%
Fair value measurements, default rate	4.10%
Fair value measurements, loss severity	25.10%
Weighted Average [Member] | FDIC Receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value measurements, discount rate	9.40%
Fair value measurements, prepayment rate	3.60%
Fair value measurements, default rate	10.80%
Fair value measurements, loss severity	31.60%
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - assets	$ 961.6
Estimated fair value - liabilities	(173.2)
Level 3 [Member] | FDIC True-Up Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - liabilities	(56.9)
Level 3 [Member] | Consideration Holdback Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - liabilities	(60.8)
Level 3 [Member] | Derivative liabilities - non qualifying [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - liabilities	(55.5)
Level 3 [Member] | Available-For-Sale Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - assets	567.1
Level 3 [Member] | Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - assets	339.7
Level 3 [Member] | FDIC Receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value - assets	$ 54.8